Financial Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial Liabilities at Fair Value Through Profit or Loss [Abstract]
Schedule of Financial Liabilities at Fair Value Through Profit or Loss
	Note	December 31, 2023	December 31, 2024
Current item:
Financial liabilities mandatorily measured at fair value through profit or loss
Contingent consideration of acquisition of subsidiaries	c	$60,664	$1,374,290
Convertible promissory note	e	-	5,670,000
Warrants	f	-	824,797
		$60,664	$7,869,087
Non-Current item:
Financial liabilities mandatorily measured at fair value through profit or loss
Convertible promissory note	e	$-	$1,431,000
		$-	$9,300,087

Schedule of Amounts Recognized in Profit of Loss	Amounts recognized in profit of loss in relation to the financial liabilities at fair value through profit or loss are listed below:
		Year ended December 31,
	Note	2022	2023	2024
Gain/(losses) recognized in “Other gains and losses” (see Note 25)
Contingent consideration of acquisition of subsidiaries	c	$(74,249)	$44,131	$124,212
Preference shares liabilities	d	(8,265,459)	5,436,783	-
Call option of acquisition of subsidiaries	b	285,202	-	-
Convertible promissory note	e	-	-	(586,007)
Warrants	f	-	-	(214,769)
		$(8,054,506)	$5,480,914	$(676,564)

Schedule of Issued Series of Convertible Preference Shares

As shown in the table below, the Company had issued series of convertible preference shares, which was assessed as financial liabilities at fair value through profit or loss due to either its redemption option or contingent settlement provisions feature.

					December 31, 2022		May 22, 2023
	Authorized shares (in thousands of shares)	Issuance date	Shares issued (in thousands of shares)	Total issuance amount	Share price	Total amount	Share price	Total amount
Series A	671	2015.5.20~2016.7.20	671	$1,200,000	6.517620	$4,374,631	6.563968	$4,405,739
Series B	664	2016.10.31~2017.4.11	655	1,869,000	7.671446	5,020,231	6.739042	4,410,061
Series B-1	45	2017.11.9~2017.11.27	45	180,000	8.209743	370,820	6.806791	307,451
Series C	791	2018.2.1~2019.3.14	791	3,500,000	8.423361	6,662,455	6.829142	5,401,508
Series C-1	484	2019.3.14~2019.10.2	484	2,217,055	8.075899	3,906,631	6.784503	3,282,230
Series C-2	196	2019.6.13~2019.10.2	195	1,103,300	8.505116	1,662,560	6.840327	1,337,131
Series D-1	465	2020.6.25	465	3,300,000	9.674214	4,500,779	7.083168	3,295,335
Series D-2	1,228	2020.11.19~2022.5.12	648	4,592,249	9.035528	5,849,746	6.906864	4,471,615
Total			3,954	$17,961,604		$32,347,853		$26,911,070

Schedule of Issued Convertible Promissory Notes	Between January and October of 2024, the Company issued convertible promissory notes with a maturity date on December 7, 2024 to its existing shareholders and other third parties (refer as the “2024 Convertible Promissory Notes”) as follows:
Holder	Issuance date	Issuance amount	Interest rate	Note
A	2024.1.2	$509,041	10%	1
B	2024.1.4	300,000	10%	2
A	2024.3.6	250,000	10%	2
C	2024.3.19	100,000	10%	2
D	2024.3.20	66,430	10%	2
E	2024.5.16	100,000	10%	2
F	2024.6.3	150,000	10%	2
G	2024.8.15	150,000	10%	2
H	2024.9.12	100,000	10%	2
I	2024.10.23	1,000,000	10%	2
		$2,725,471